ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES

As of September 30, 2024 and December 31, 2023, the accrued liabilities of the Company consisted of the following:

	September 30, 2024	December 31, 2023
Product development	$112,346	$139,981
Accrued salaries, wages, and bonuses	8,736	8,889
Professional fees	114,068	584,810
Accrued restructuring costs (see Note 9)	—	301,645
Accrued franchise taxes	—	22,318
Patent costs	18,000	18,000
Total accrued expenses	$253,150	$1,075,643

As of December 31, 2023 and December 31, 2022, the accrued liabilities of the Company consisted of the following:

	December 31, 2023	December 31, 2022
Product development	$139,981	$195,104
Accrued salaries, wages, and bonuses	8,889	1,175,963
Professional fees	584,810	83,255
Accrued restructuring costs	301,645	—
Accrued franchise taxes	22,318	—
Patent costs	18,000	251,333
Total accrued expenses	$1,075,643	$1,705,655